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(John Hancock New Opportunities Fund Supplement - Class NAV) |

John Hancock Funds II
Supplement dated June 16, 2015 to the current Class NAV Prospectus

John Hancock New Opportunities Fund (formerly John Hancock Small Cap Opportunities Fund) (the fund)

Effective June 16, 2015, the Annual fund operating expenses table and the Expense example table for the fund is revised and restated as follows:

Shareholder fees (%) (fees paid directly from your investment)	Class NAV
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee	1.00
Other expenses [1]	0.13
Acquired fund fees and expenses [2]	0.02
Total annual fund operating expenses [3]	1.15
Contractual expense reimbursement [4]	–0.09
Total annual fund operating expenses after expense reimbursements	1.06

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its management fee so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV
1 year	108
3 years	356
5 years	624
10 years	1,390